IFRS 7 Disclosure (Summary of Liquid Assets by Type and Currency) (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 639,364	$ 635,107
Securities received as collateral from securities financing and derivative transactions	409,359	351,895
Total liquid assets	1,048,723	987,002
Encumbered liquid assets	442,283	403,935
Unencumbered liquid assets	606,440	583,067
Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	157,346	155,500
Securities received as collateral from securities financing and derivative transactions	137,063	128,048
Total liquid assets	294,409	283,548
Encumbered liquid assets	141,335	124,734
Unencumbered liquid assets	153,074	158,814
Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	482,018	479,607
Securities received as collateral from securities financing and derivative transactions	272,296	223,847
Total liquid assets	754,314	703,454
Encumbered liquid assets	300,948	279,201
Unencumbered liquid assets	453,366	$ 424,253
Cash and central bank reserves [member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	18,895
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	18,895
Encumbered liquid assets	2,051
Unencumbered liquid assets	16,844
Cash and central bank reserves [member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	87,832
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	87,832
Encumbered liquid assets	0
Unencumbered liquid assets	87,832
Obligations of government, federal agencies, public sector entities and multilateral development banks [Member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	111,472
Securities received as collateral from securities financing and derivative transactions	107,727
Total liquid assets	219,199
Encumbered liquid assets	106,362
Unencumbered liquid assets	112,837
Obligations of government, federal agencies, public sector entities and multilateral development banks [Member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	217,540
Securities received as collateral from securities financing and derivative transactions	156,479
Total liquid assets	374,019
Encumbered liquid assets	178,673
Unencumbered liquid assets	195,346
Equities [member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	19,172
Securities received as collateral from securities financing and derivative transactions	8,035
Total liquid assets	27,207
Encumbered liquid assets	21,076
Unencumbered liquid assets	6,131
Equities [member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	67,214
Securities received as collateral from securities financing and derivative transactions	70,625
Total liquid assets	137,839
Encumbered liquid assets	77,536
Unencumbered liquid assets	60,303
Other debt securities [member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	7,807
Securities received as collateral from securities financing and derivative transactions	21,301
Total liquid assets	29,108
Encumbered liquid assets	11,846
Unencumbered liquid assets	17,262
Other debt securities [member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	82,738
Securities received as collateral from securities financing and derivative transactions	42,285
Total liquid assets	125,023
Encumbered liquid assets	35,873
Unencumbered liquid assets	89,150
Other securities [Member] | Canadian Dollars [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	0
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	0
Encumbered liquid assets	0
Unencumbered liquid assets	0
Other securities [Member] | Other than Canadian dollar [Member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	26,694
Securities received as collateral from securities financing and derivative transactions	2,907
Total liquid assets	29,601
Encumbered liquid assets	8,866
Unencumbered liquid assets	$ 20,735